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[AMERICAN GENERAL FINANCIAL GROUP LETTERHEAD]




                                                                     May 4, 1999


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street
Washington, DC 20549

         RE: The Variable Annuity Life Insurance Company ("VALIC") Separate Account A UIT-981 Contracts and Independence Plus Contract Series
                  File Nos. 2-96223 and 811-3240

Dear Commissioners:

On behalf of the above captioned Registrant and pursuant to Rule 497(j) under the Securities Act of 1933 ("Act"), we hereby certify that the Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) of the Act do not differ from that contained in the Registrant's Post-Effective Amendment No. 28 which was filed electronically on April 30, 1999.

Should you have any questions regarding this submission, please contact the undersigned at (713) 831-8859 or Nori L. Gabert at (713) 831-5165.

                                                       Sincerely,

                                                       /s/ HUEY FALGOUT, JR.

                                                       Huey Falgout, Jr.
                                                       Senior Counsel

cc:      Nori L. Gabert, Esq.